Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 972,096	S/ 986,538	S/ 1,118,608
Additions	61,243	60,865	55,795
Sales		(129,800)	(226,091)
Valuation gain	5,438	54,493	47,765
Net transfers	5,201		(9,539)
Ending balance	S/ 1,043,978	S/ 972,096	S/ 986,538